VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—3.5%
Communication Services—0.6%
CSC Holdings LLC 144A 4.125%, 12/1/30(1)	$200	$123
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	35	35
144A 8.875%, 2/1/30(1)	25	25
DISH Network Corp. 144A 11.750%, 11/15/27(1)	305	317
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	110	114
144A 7.250%, 8/15/33(1)	195	199
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	53
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	106
		972

Financials—1.5%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	509
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	500	522
Cipher Compute LLC 144A 7.125%, 11/15/30(1)	15	15
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	198
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	223
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	362
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	31
Organon & Co. 144A 4.125%, 4/30/28(1)	510	497
		2,357

Health Care—0.4%
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	10	11
Genmab A/S 144A 6.250%, 12/15/32(1)	15	15
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	592
		618

Industrials—0.4%
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	204
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	20	21
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	125	125
VoltaGrid LLC 144A 7.375%, 11/1/30(1)	260	257
		607

Information Technology—0.0%
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	77
	Par Value	Value

Materials—0.6%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	$615	$616
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(1)	190	182
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	203	218
		1,016

Total Corporate Bonds and Notes (Identified Cost $5,440)		5,647

Leveraged Loans—91.7%
Aerospace—2.7%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.134%, 4/20/28(2)	864	865
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.216%, 7/1/31(2)	900	905
Kaman Corp.
(3 month Term SOFR + 2.500%) 6.322% - 6.544%, 2/26/32(2)	611	613
(3 month Term SOFR + 2.500%) 6.427%, 2/26/32(2)	6	6
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.672%, 3/18/30(2)	567	568
TransDigm, Inc. Tranche J (1 month Term SOFR + 2.500%) 6.216%, 2/28/31(2)	1,421	1,426
		4,383

Chemicals—3.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 6.966%, 2/18/30(2)	1,210	975
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 0.000%, 2/7/31(2)	677	541
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.216%, 12/31/29(2)	998	998
Nouryon Finance B.V. 2024, Tranche B-1 (3-6 month Term SOFR + 3.250%) 7.036%, 4/3/28(2)	1,110	1,109
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.216%, 9/30/31(2)	542	544
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/1/30(2)	870	872
		5,039

Consumer Durables—1.5%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.716%, 5/21/32(2)	515	512
Madison Safety & Flow LLC 2025, Tranche B (1 month Term SOFR + 2.500%) 6.227%, 9/26/31(2)	459	462
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 5.723%, 8/13/32(2)	409	409
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Consumer Durables—continued
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 6.922%, 9/13/32(2)	$370	$373
White Cap Supply Holdings LLC Tranche C (1 month Term SOFR + 3.250%) 6.966%, 10/19/29(2)	643	645
		2,401

Consumer Non-Durables—1.4%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1-3 month Term SOFR + 3.000%) 6.652% - 6.854%, 7/31/28(2)	1,072	1,074
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 6.868%, 5/21/31(2)	429	431
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.172%, 1/31/31(2)	639	583
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 5.734%, 3/13/32(2)	142	142
		2,230

Energy—4.2%
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.815%, 1/30/32(2)	728	727
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.750%, 9/30/30(2)	530	530
CQP Holdco LP (3 month Term SOFR + 2.000%) 5.672%, 12/31/30(2)	628	629
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 7.672%, 12/30/27(2)	251	251
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.120%, 12/21/28(2)	773	776
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 5.935%, 10/4/30(2)	282	283
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 5.736%, 2/11/30(2)	625	626
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 0.000%, 4/1/32(2)	276	277
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 5.977%, 10/5/28(2)	861	865
Paragon Offshore Finance Co. Escrow (6 month PRIME + 1.750%) 0.000%, 7/19/27(3)(4)	1	—
Stonepeak Bayou Holdings LP (3 month Term SOFR + 2.750%) 6.422%, 10/1/32(2)	355	318
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.340%, 2/16/28(2)	789	790
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 5.938%, 3/3/31(2)	$617	$620
		6,692

Financials—6.2%
Acrisure LLC 2025, Tranche B7 (1 month Term SOFR + 3.250%) 6.966%, 6/21/32(2)	1,644	1,643
Alera Group, Inc.
(1 month Term SOFR + 5.500%) 9.270%, 5/30/33(2)	214	218
2025 (1 month Term SOFR + 3.250%) 6.966%, 5/30/32(2)	234	236
AmWINS Group, Inc. (1 month Term SOFR + 2.250%) 5.966%, 1/30/32(2)	852	854
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.422% - 6.950%, 2/15/31(2)	679	677
Asurion LLC Tranche B-3, Second Lien (1 month Term SOFR + 5.364%) 9.081%, 1/31/28(2)	485	483
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 6/13/31(2)	548	549
Citadel Securities LP 2024 (3 month Term SOFR + 2.000%) 5.672%, 10/31/31(2)	630	633
Finco I LLC 2025 (1 month Term SOFR + 1.750%) 5.466%, 6/27/29(2)	860	861
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.216%, 9/15/31(2)	617	618
HUB International Ltd. 2025 (3 month Term SOFR + 2.250%) 6.120%, 6/20/30(2)	586	589
Pac Dac LLC (3 month Term SOFR + 3.250%) 7.108%, 10/28/30(2)	840	831
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.422%, 11/20/31(2)	725	724
Trucordia Insurance Holdings LLC 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 6.966%, 6/17/32(2)	364	361
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.422%, 5/6/31(2)	700	700
		9,977

Food / Tobacco—4.2%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.221%, 12/23/30(2)	321	322
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 6.831%, 12/8/28(2)	573	574
Chobani LLC 2025, Tranche B, First Lien (1 month Term SOFR + 2.250%) 5.966%, 10/22/32(2)	385	387
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.350%, 4/2/26(2)	182	173
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.336%, 4/2/26(2)	$269	$218
(3 month Term SOFR + 4.900%) 8.605%, 8/2/28(5)	795	8
(3 month Term SOFR + 8.150%) 11.923%, 8/2/28(5)	152	70
(3-6 month Term SOFR + 4.400%) 8.105% - 8.173%, 8/2/28(3)(5)	345	10
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.250%) 6.447%, 9/30/31(2)	1,367	1,366
Pegasus Bidco B.V. 2025 (3 month Term SOFR + 2.750%) 6.602%, 7/12/29(2)	843	844
Red SPV LLC (1 month Term SOFR + 2.250%) 5.984%, 3/15/32(2)	627	627
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.280%, 7/9/32(2)	339	339
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 7.649%, 1/3/28(2)	549	529
Snacking Investments Bidco Pty Ltd. (3 month Term SOFR + 3.000%) 6.838%, 10/12/32(2)	140	141
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 5.922%, 3/31/28(2)	1,047	1,049
		6,657

Food and Drug—0.8%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.000%) 7.197%, 1/27/32(2)	516	519
Opal Bidco SAS 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.686%, 4/28/32(2)	783	787
		1,306

Forest Prod / Containers—1.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.891%, 4/13/29(2)	1,007	1,008
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(5)	989	160
TricorBraun, Inc. (1 month Term SOFR + 3.250%) 6.966%, 3/3/31(2)	540	521
		1,689

Gaming / Leisure—5.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 5.966%, 2/6/30(2)	573	568
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.466%, 3/29/32(2)	375	383
	Par Value	Value

Gaming / Leisure—continued
Entain plc
Tranche B-5 (2 month Term SOFR + 2.250%) 5.922%, 7/30/32(2)	$190	$188
Tranche B-6 (2 month Term SOFR + 2.250%) 5.922%, 10/31/29(2)	276	275
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.250%) 6.966%, 1/27/29(2)	597	597
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 5.672%, 6/4/32(2)	1,129	1,129
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.216%, 4/26/30(2)	407	404
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 5.784%, 11/5/31(2)	774	777
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 5.986%, 4/14/29(2)	717	719
Live Nation Entertainment, Inc. Tranche B (1 month Term SOFR + 2.000%) 5.734%, 10/21/32(2)	315	315
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.172%, 11/12/29(2)	618	547
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 7.922%, 8/1/30(2)	608	561
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 6.581%, 3/13/28(2)	920	887
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 6.934%, 4/4/29(2)	508	498
Turquoise Topco Ltd. 0.000%, 12/30/32(2)(6)	730	720
UFC Holdings LLC Tranche B-5 (3 month Term SOFR + 2.000%) 5.868%, 11/21/31(2)	862	865
		9,433

Health Care—10.5%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.861%, 5/1/30(2)	481	471
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.500%) 7.216%, 8/2/32(2)	264	266
Argent Finco LLC 0.000%, 11/12/32(2)(6)	105	106
AthenaHealth Group, Inc. (1 month Term SOFR + 2.750%) 6.466%, 2/15/29(2)	504	505
Bausch & Lomb Corp.
(1 month Term SOFR + 4.000%) 7.716%, 9/29/28(2)	376	376
2025 0.000%, 1/15/31(2)(6)	105	106
CHG Healthcare Services, Inc. (3 month Term SOFR + 2.750%) 6.590%, 9/29/28(2)	863	867
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.623%, 5/1/31(2)	$528	$506
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.466%, 4/23/31(2)	168	166
Financiere Mendel (3 month Term SOFR + 2.750%) 6.593%, 11/8/30(2)	139	139
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.772%, 10/1/27(2)	927	909
Genmab A/S Tranche B (3 month Term SOFR + 3.000%) 6.733%, 12/12/32(2)	95	95
Global Medical Response, Inc. (3 month Term SOFR + 3.500%) 7.384%, 10/1/32(2)	694	698
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 5.972%, 11/15/27(2)	700	700
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.216%, 10/23/31(2)	45	45
(1 month Term SOFR + 3.500%) 7.216%, 10/23/31(2)	586	587
Heartland Dental LLC 2025 (1 month Term SOFR + 3.750%) 7.466%, 8/25/32(2)	502	504
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.022%, 8/21/28(2)	467	454
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.422%, 12/12/28(2)	850	855
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.655%, 5/16/31(2)	321	322
Tranche B-2 (1 month Term SOFR + 3.500%) 7.335%, 5/16/31(2)	133	133
Lumexa Imaging, Inc. 0.000%, 12/13/32(2)(6)	210	211
Medline Borrower LP 2030 (1 month Term SOFR + 1.750%) 5.466%, 10/23/30(2)	1,245	1,249
Modivcare, Inc. (3 month Term SOFR + 6.750%) 10.752%, 7/1/31(4)	158	60
Paradigm Parent LLC 0.000%, 4/16/32(2)(6)	180	158
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.750%) 6.466%, 12/9/31(2)	714	716
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 2/21/31(2)	876	880
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.422%, 11/3/31(2)	283	283
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.172%, 6/30/32(2)	529	527
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 5.716%, 12/3/31(2)	698	696
	Par Value	Value

Health Care—continued
Sharp Services LLC Tranche E (3 month Term SOFR + 3.000%) 6.672%, 9/29/32(2)	$270	$271
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.365%, 12/4/31(2)	867	865
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 9/27/30(2)	662	662
Surgery Center Holdings, Inc. 2025 (1 month Term SOFR + 2.500%) 6.216%, 12/19/30(2)	624	627
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.179%, 11/20/29(2)	255	226
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 7.716%, 10/29/31(2)	579	572
		16,813

Housing—2.5%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 9/8/32(2)	888	889
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.250%) 7.100%, 4/12/28(2)	378	295
Tranche C (1 month Term SOFR + 4.500%) 8.250%, 5/15/31(2)	310	218
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.422%, 9/24/32(2)	270	270
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.672% - 7.002%, 1/17/32(2)	475	477
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.584%, 6/6/31(2)	529	495
Quikrete Holdings, Inc.
2029, Tranche B (1 month Term SOFR + 2.250%) 5.966%, 3/19/29(2)	798	801
Tranche B-3 (1 month Term SOFR + 2.250%) 5.966%, 2/10/32(2)	506	507
		3,952

Information Technology—11.8%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.172%, 2/23/32(2)	90	91
Tranche B-1 (3 month Term SOFR + 2.500%) 6.172%, 2/24/31(2)	1,955	1,966
BMC Software 2031 (3 month Term SOFR + 3.000%) 6.822%, 7/30/31(2)	598	596
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 6.922%, 7/6/29(2)	766	647
Cloud Software Group, Inc. Tranche B-2 (1-3 month Term SOFR + 3.250%) 6.922%, 3/21/31(2)	595	596
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.434%, 9/29/28(2)	1,081	1,060
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Cornerstone OnDemand, Inc. 0.000%, 10/16/28(2)(6)	$259	$237
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 8.843%, 12/12/29(2)	661	662
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.716%, 8/30/30(2)	752	749
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.500%) 6.216%, 5/30/31(2)	805	807
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.216%, 1/30/32(2)	730	728
Icon Parent I, Inc. 2025 (3 month Term SOFR + 2.750%) 6.445%, 11/13/31(2)	673	673
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 6.422%, 11/22/29(2)	1,086	1,092
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.422%, 10/7/32(2)	660	618
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 5.716%, 1/31/31(2)	848	847
NCR Atleos LLC Tranche B (1 month Term SOFR + 3.000%) 6.701%, 4/16/29(2)	414	415
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.581%, 3/10/28(2)	928	930
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.672%, 8/31/28(2)	1,107	1,112
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.934%, 4/24/28(2)	460	459
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.466%, 11/28/28(2)	642	642
Shift4 Payments LLC (3 month Term SOFR + 2.500%) 6.172%, 6/30/32(2)	160	161
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 5.716%, 5/9/31(2)	300	302
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.672%, 10/29/32(2)	592	593
UKG, Inc. Tranche B (3 month Term SOFR + 2.500%) 6.338%, 2/10/31(2)	1,672	1,673
Vertiv Group Corp. Tranche B-4 (1 month Term SOFR + 1.750%) 5.614%, 8/12/32(2)	1,181	1,186
		18,842

Manufacturing—5.8%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 2.250%) 5.984% - 6.107%, 8/19/31(2)	431	432
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.422%, 6/24/30(2)	1,053	1,057
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.476%, 3/15/30(2)	598	600
	Par Value	Value

Manufacturing—continued
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.216%, 11/3/31(2)	$986	$992
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.343%, 9/28/28(2)	592	589
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.000%) 6.911%, 10/17/31(2)	491	494
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 7.093%, 9/30/31(2)	148	149
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.466%, 6/4/31(2)	545	546
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.072%, 11/4/31(2)	330	327
Innio Group Holding GmbH Tranche B-2 (3 month Term SOFR + 2.250%) 6.134%, 11/2/28(2)	485	486
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.373%, 12/2/31(2)	792	796
Madison IAQ LLC
(6 month Term SOFR + 2.500%) 6.702%, 6/21/28(2)	923	927
2025 (1 month Term SOFR + 2.750%) 6.637%, 11/8/32(2)	272	274
MV Holding GmbH Tranche B (1 month Term SOFR + 2.000%) 5.721%, 3/17/32(2)	617	618
Tiger Acquisition LLC Tranche B (1 month Term SOFR + 2.500%) 6.230%, 8/23/32(2)	524	525
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.947%, 4/30/30(2)	511	514
		9,326

Media / Telecom - Broadcasting—3.2%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.272%, 6/18/29(2)	1,235	1,149
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 6.716%, 3/24/32(2)	627	630
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 6.987%, 12/1/28(2)	757	758
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.216%, 6/28/32(2)	553	555
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 7.916%, 12/31/30(2)	1,067	965
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.331%, 1/31/29(2)	1,048	1,044
		5,101

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—2.5%
Charter Communications Operating LLC Tranche B-4 (3 month Term SOFR + 2.000%) 5.985%, 12/7/30(2)	$918	$917
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.966%, 9/18/30(2)	887	855
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.352%, 8/2/29(2)	1,173	1,175
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.934%, 11/12/27(2)	1,134	1,072
		4,019

Media / Telecom - Diversified Media—1.2%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.840%, 10/30/30(2)	682	681
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/6/31(2)	300	302
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.012%, 4/11/29(2)	1,032	1,019
		2,002

Media / Telecom - Telecommunications—1.8%
Altice France S.A.
Tranche B-11 (3 month Term SOFR + 4.125%) 8.110%, 5/1/28(2)	1,001	987
Tranche B-12 (3 month Term SOFR + 5.063%) 9.048%, 10/30/28(2)	439	433
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 5.966%, 11/22/28(2)	725	725
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 6.966%, 3/29/32(2)	705	707
		2,852

Media / Telecom - Wireless Communications—0.6%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.331%, 3/2/29(2)	909	905
Metals / Minerals—0.3%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.466%, 8/18/30(2)	436	436
Retail—2.4%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.090%, 11/8/32(2)	904	905
EG America LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.322%, 2/7/28(2)	474	476
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.966%, 6/11/31(2)	700	692
	Par Value	Value

Retail—continued
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.172%, 10/26/30(2)	$565	$567
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.184%, 3/3/28(2)	538	532
PetsMart LLC Tranche B (1 month Term SOFR + 4.000%) 7.734%, 8/18/32(2)	614	611
		3,783

Service—11.0%
Acuren Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 6.466%, 7/30/31(2)	218	219
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.716%, 8/12/32(2)	759	760
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.966%, 8/20/32(2)	534	536
Amentum Holdings LLC (1 month Term SOFR + 2.000%) 5.716%, 9/29/31(2)	945	947
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.716%, 12/11/28(2)	622	624
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.966%, 5/31/28(2)	577	580
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 5.840%, 4/20/29(2)	683	683
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 7.672%, 4/9/31(2)	351	348
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 7.466%, 7/9/32(2)	809	809
DXP Enterprises, Inc. 2025 (1 month Term SOFR + 3.250%) 6.966%, 10/11/30(2)	588	592
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.840%, 8/1/29(2)	506	508
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.572%, 1/9/32(2)	368	369
Garda World Security Corp. (1 month Term SOFR + 3.000%) 6.750%, 2/1/29(2)	1,147	1,149
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.273%, 3/3/32(2)	693	695
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.750%) 6.466%, 6/2/31(2)	632	632
Husky Injection Molding Systems Ltd. (1-3 month Term SOFR + 3.750%) 7.466% - 7.590%, 2/15/29(2)	515	519
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.422%, 6/12/30(2)	620	601
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.160%, 10/27/31(2)	555	556
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.172%, 11/24/28(2)	1,268	1,209
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.455%, 12/31/32(2)	$630	$632
Openlane, Inc. 2025 (3 month Term SOFR + 2.500%) 6.365%, 10/8/32(2)	140	140
Pinnacle Buyer LLC (3 month Term SOFR + 2.500%) 6.485%, 10/1/32(2)	305	306
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(2)	926	927
Pye Barker Fire & Safety LLC (3 month Term SOFR + 2.500%) 6.206%, 12/16/32(2)	91	92
Sedgwick Claims Management Services, Inc. 2024 (1 month Term SOFR + 2.500%) 6.216%, 7/31/31(2)	728	730
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.466%, 2/10/29(2)	575	554
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 6.687%, 5/3/28(2)	408	409
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 7.816%, 11/2/27(2)	528	516
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 6.581%, 3/24/28(2)	901	903
		17,545

Transportation - Automotive—2.3%
American Axle & Manufacturing, Inc. Tranche C 0.000%, 2/24/32(2)(6)	455	455
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.250%) 6.120%, 10/16/31(2)	834	838
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.216%, 5/6/30(2)	1,062	1,063
Mavis Tire Express Services Topco Corp. 2025, First Lien (1 month Term SOFR + 3.000%) 6.716%, 5/4/28(2)	556	557
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.216%, 1/30/31(2)	691	691
		3,604

Utilities—4.7%
Astoria Energy LLC Tranche B (1-3 month Term SOFR + 2.750%) 6.422% - 6.466%, 6/23/32(2)	511	514
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.466%, 1/31/31(2)	1,095	1,095
Cornerstone Generation LLC Tranche B (2 month Term SOFR + 3.250%) 7.093%, 8/11/32(2)	743	749
CPV Fairview LLC 2025, Tranche B (3 month Term SOFR + 2.500%) 6.172%, 8/14/31(2)	787	789
	Par Value	Value

Utilities—continued
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.216%, 5/30/31(2)	$427	$430
Hunterstown Generation LLC (3 month Term SOFR + 3.000%) 7.001%, 11/6/31(2)	621	621
Lightning Power LLC Tranche B (1 month Term SOFR + 2.250%) 5.966%, 8/18/31(2)	692	695
Potomac Energy Center LLC (3 month Term SOFR + 3.000%) 6.840%, 8/5/32(2)	375	378
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(2)	242	243
Tranche C (3 month Term SOFR + 3.000%) 6.672%, 8/29/31(2)	15	15
Talen Energy Supply LLC 2025, Tranche B (3 month Term SOFR + 2.000%) 5.672%, 11/25/32(2)	165	165
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.873%, 1/27/31(2)	1,229	1,231
Whitewater Matterhorn Holdings LLC (3 month Term SOFR + 2.250%) 5.922%, 6/16/32(2)	600	602
		7,527

Total Leveraged Loans (Identified Cost $148,786)		146,514

	Shares
Common Stocks—0.2%
Communication Services—0.1%
Atento Luxco 1 S.A.(7)	8,467	149
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(3)(7)	3,033	—
West Marine(3)(7)	1,450	—
		—

Health Care—0.1%
Envision Healthcare Corp.(7)	6,407	94
Total Common Stocks (Identified Cost $57)		243

Exchange-Traded Funds(8)—2.5%
Invesco Senior Loan ETF	47,970	1,007
iShares iBoxx High Yield Corporate Bond ETF	12,540	1,011
State Street SPDR Bloomberg High Yield Bond ETF	10,405	1,012
State Street SPDR Bloomberg Short Term High Yield Bond ETF	39,210	993
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
Value

Total Exchange-Traded Funds (Identified Cost $3,963)	4,023

Total Long-Term Investments—97.9% (Identified Cost $158,246)	$156,427

TOTAL INVESTMENTS—97.9% (Identified Cost $158,246)	$156,427
Other assets and liabilities, net—2.1%	3,397
NET ASSETS—100.0%	$159,824

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to a value of $5,647 or 3.5% of net assets.

(2)
Variable rate security. Rate disclosed is as of December 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	Security in default; interest payments are being received.
(6)	This loan will settle after December 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Canada	4
Netherlands	3
Luxembourg	1
Cayman Islands	1
Total	100%
† % of total investments as of December 31, 2025.
As of December 31, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$31	$31	$31	$— (1)
Kaman Corp., 2/26/32	52	52	53	1
Pinnacle Buyer LLC, 10/01/32	59	59	59	— (1)
Pye Barker Fire & Safety LLC, 12/16/32	14	14	14	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	62	62	62	— (1)
USALCO LLC 2025, 9/30/31	57	57	57	— (1)
Total	$275	$275	$276	$1

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$5,647	$—	$5,647	$—
Leveraged Loans	146,514	—	146,504	10 (1)
Equity Securities:
Common Stocks	243	149	94	— (1)
Exchange-Traded Funds	4,023	4,023	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	1	—	1	—
Total Investments	$156,428	$4,172	$152,246	$10
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.